Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2012
Fidelity NASDAQ Composite Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct4_SupplementTextBlock

Supplement to the
Fidelity® Nasdaq Composite® Index Fund
January 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%